Income Taxes (Detail 6) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014
Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits [Abstract]
Beginning Balance	$ 41	$ 63	$ 0
Additions for tax positions related to the current year		2
Reductions for tax positions of prior years due to lapse of statute of limitation	(41)	(24)
Ending balance	$ 0	$ 41	$ 0